UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, Source Capital, Inc.,
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

March 31, 2010 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 21.4%
Brady Corporation (Class A)	431,500	$13,428,280
Charles River Laboratories International, Inc.*	194,035	7,627,516
CLARCOR, Inc.	320,000	11,036,800
Copart, Inc.*	315,534	11,233,010
Life Technologies Corporation*	524,698	27,425,965
Manpower Inc.	300,000	17,136,000
ScanSource, Inc.*	803,363	23,120,787
		$111,008,358
PRODUCER DURABLE GOODS — 19.4%
Actuant Corporation (Class A)	400,000	$7,820,000
Franklin Electric Co., Inc.	285,900	8,574,141
Graco Inc.	501,300	16,041,600
HNI Corporation	627,933	16,721,856
IDEX Corporation	540,900	17,903,790
WABCO Holdings Inc.	625,000	18,700,000
Zebra Technologies Corporation (Class A)*	486,900	14,412,240
		$100,173,627
RETAILING — 14.0%
CarMax, Inc.*	1,017,412	$25,557,389
O’Reilly Automotive, Inc.*	600,000	25,026,000
Signet Jewelers Limited*	672,400	21,745,416
		$72,328,805
HEALTH CARE — 10.2%
Bio-Rad Laboratories, Inc. (Class A)*	187,200	$19,378,944
Lincare Holdings Inc.*	480,000	21,542,400
Varian Medical Systems, Inc.*	53,200	2,943,556
VCA Antech, Inc.*	310,000	8,689,300
		$52,554,200
ENERGY — 9.1%
FMC Technologies, Inc.*	195,000	$12,602,850
Helix Energy Solutions Group, Inc.*	507,900	6,617,937
Noble Corporation	670,000	28,019,400
		$47,240,187
TRANSPORTATION — 6.9%
Heartland Express, Inc.	1,046,000	$17,259,000
Knight Transportation, Inc.	887,200	18,711,048
		$35,970,048

TECHNOLOGY — 4.0%
Maxim Integrated Products, Inc.	392,000	$7,600,880
Microchip Technology Incorporated	474,951	13,374,620
		$20,975,500
ENTERTAINMENT — 3.8%
Carnival Corporation (Class A)*	499,900	$19,436,112

TOTAL COMMON STOCKS — 88.8% (Cost $318,318,879)		$459,686,837

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,226,000
ProLogis (Series G)	120,000	2,637,600
TOTAL PREFERRED STOCKS — 0.9% (Cost $5,726,454)		$4,863,600

CONVERTIBLE BONDS AND DEBENTURES
Diodes, Inc. — 2.25% 2026	$2,000,000	$1,985,000
Transocean, Inc. — 1.5% 2037	2,000,000	1,970,000
TOTAL CONVERTIBLE BONDS AND DEBENTURES — 0.8% (Cost $2,770,000)		$3,955,000

NON-CONVERTIBLE BONDS AND DEBENTURES
CORPORATE — 4.3%
Brown Shoe Company, Inc. — 8.75% 2012	$3,000,000	$3,024,060
Deluxe Corporation — 5% 2012	2,000,000	1,966,100
Helix Energy Solutions Group, Inc. — 9.5% 2016	2,000,000	2,021,780
Invacare Corporation — 9.75% 2015	3,000,000	3,262,500
Nova Chemicals Corporation — 6.5% 2012	1,970,000	2,020,176
PolyOne Corporation — 6.58% 2011	1,500,000	1,490,220
Polypore International, Inc. — 8.75% 2012	2,000,000	2,006,780
Rock-Tenn Co. — 9.25% 2016	2,000,000	2,190,000
Sinclair Broadcast Group, Inc. — 8% 2012	1,000,000	995,000
Titan International, Inc. — 8% 2012	3,000,000	3,007,500
		$21,984,116
U.S. GOVERNMENT AND AGENCIES — 0.0%
Government National Mortgage Association (Mobile Home) — 9.75% 2010	$21,946	$22,370
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 4.3% (Cost $21,075,297)		$22,006,486

TOTAL INVESTMENT SECURITIES — 94.8% (Cost $347,890,630)		$490,511,923

SHORT-TERM INVESTMENTS — 5.2% (Cost $27,056,395)
Chevron Funding Corporation — 0.11% 4/1/10	$10,000,000	$10,000,000

Chevron Funding Corporation — 0.15% 4/7/10	11,000,000	10,999,725
General Electric Company — 0.14% 4/15/10	6,057,000	6,056,670
		$27,056,395
TOTAL INVESTMENTS — 100.0% (Cost $374,947,025) — Note 2		$517,568,318
Other assets and liabilities, net — 0.0%		(111,088)
TOTAL NET ASSETS — 100.0%		$517,457,230

*Non-income producing security

NOTE 1 — Disclosure of Fair Value Measurements

The Company classifies its assets based on three valuation methodologies. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Company’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Company’s investments as of March 31, 2010:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$459,686,837	—	—	$459,686,837
Preferred Stocks	4,863,600	—	—	4,863,600
Convertible Bonds & Debentures	—	$3,955,000	—	3,955,000
Non-Convertible Bonds & Debentures	—	22,006,486	—	22,006,486
Short-Term Investments	—	27,056,395	—	27,056,395
Total Investments	$464,550,437	$53,017,881	—	$517,568,318

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities was $348,098,447 for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$151,294,237
Gross unrealized depreciation:	(8,880,761)
Net unrealized appreciation:	$142,413,476

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President
(Principal Executive Officer)

Date:	May 21, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date:	May 21, 2010